SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE

Translation of amounts from SGD into HKD has been made at the following exchange rates for the six months ended September 30, 2023 and 2024:

	For the Six Months ended September 30, 2023	For the Six Months ended September 30, 2024
	(SGD to HKD)	(SGD to HKD)

Period-end exchange rate	5.7369	6.0697
Period average exchange rate	5.8253	5.8419

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIFE
Expected useful life
Office equipment	5 years